Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.0%
	AUSTRIA — 1.4%
73,700	Erste Group Bank A.G.	$1,349,278
	CANADA — 6.7%
78,800	Brookfield Asset Management, Inc. - Class A	3,492,890
120,300	Cameco Corp.	917,231
59,200	Magna International, Inc.	1,889,200
		6,299,321
	FRANCE — 13.8%
41,600	Amundi S.A.[1]	2,406,955
22,400	Dassault Systemes S.E.	3,270,202
7,400	LVMH Moet Hennessy Louis Vuitton S.E.	2,713,963
24,700	Safran S.A.	2,188,351
61,900	TOTAL S.A.	2,332,320
		12,911,791
	GERMANY — 4.6%
25,000	BASF S.E.	1,168,551
33,800	Symrise A.G.	3,126,804
		4,295,355
	HONG KONG — 3.1%
319,600	AIA Group Ltd.	2,861,885
	IRELAND — 7.1%
21,700	Accenture PLC - Class A	3,542,742
112,500	Experian PLC	3,126,483
		6,669,225
	JAPAN — 22.3%
33,000	Hoshizaki Corp.	2,468,458
114,400	KDDI Corp.	3,379,215
149,300	Kubota Corp.	1,898,954
138,600	Marui Group Co., Ltd.	2,318,603
54,400	Nidec Corp.	2,803,477
144,100	ORIX Corp.	1,719,209
106,700	Shinsei Bank Ltd.*	1,413,219
60,500	Sony Corp.	3,583,632
305,800	Toray Industries, Inc.	1,323,665
		20,908,432

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KOREA (REPUBLIC OF-SOUTH) — 3.1%
73,500	Samsung Electronics Co., Ltd.	$2,857,792
	NETHERLANDS — 5.2%
27,900	Akzo Nobel N.V.	1,834,947
36,200	Heineken N.V.	3,072,077
		4,907,024
	SINGAPORE — 2.2%
157,700	DBS Group Holdings Ltd.	2,057,622
	SWEDEN — 2.2%
111,800	Assa Abloy A.B. - Class B	2,087,151
	SWITZERLAND — 7.5%
52,200	Alcon, Inc.*	2,674,245
32,800	Novartis A.G.	2,705,961
183,300	UBS Group A.G.*	1,680,152
		7,060,358
	UNITED KINGDOM — 18.0%
102,600	Ashtead Group PLC	2,217,554
137,000	Close Brothers Group PLC	1,904,897
64,400	Coca-Cola European Partners PLC	2,416,932
155,900	Compass Group PLC	2,428,911
32,000	Reckitt Benckiser Group PLC	2,437,585
540,000	Rentokil Initial PLC	2,579,001
58,400	Unilever N.V.	2,870,437
		16,855,317
	UNITED STATES — 0.8%
60,800	Carnival PLC	725,688
	Total Common Stocks
	(Cost $109,177,663)	91,846,239

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 5.1%
$4,807,079	UMB Money Market Fiduciary, 0.010%[2]	$4,807,079
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,807,079)	4,807,079
	TOTAL INVESTMENTS — 103.1%
	(Cost $113,984,742)	96,653,318
	Liabilities in Excess of Other Assets — (3.1)%	(2,910,612)
	TOTAL NET ASSETS — 100.0%	$93,742,706

PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,406,955, which represents 2.6% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.